Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 4.5%
Advanced Info Service PCL	138,656	$ 1,562,198
Bharti Airtel Ltd.	161,717	3,167,914
SK Telecom Co. Ltd. - ADR	16,308	524,465
Tencent Holdings Ltd.	15,865	875,471
		6,130,048

Consumer Discretionary - 9.0%
Alibaba Group Holding Ltd.	319,525	3,830,610
Hankook Tire & Technology Co. Ltd.	23,610	952,415
MercadoLibre, Inc. (a)	959	1,627,797
Midea Group Co. Ltd. - Class A	139,499	1,555,243
Naspers Ltd.	73,384	3,684,890
Trip.com Group Ltd. - ADR (a)	12,772	508,837
		12,159,792

Consumer Staples - 4.8%
Avenue Supermarts Ltd. (a)(b)	30,965	1,433,702
Clicks Group Ltd.	103,756	1,440,866
Dabur India Ltd.	182,414	814,390
Dino Polska SA (a)(b)	112,560	850,399
Kimberly-Clark de Mexico SAB de CV - Class A	368,786	814,440
Raia Drogasil SA	369,447	1,200,168
		6,553,965

Financials - 18.1%
Axis Bank Ltd.	157,843	2,246,448
BDO Unibank, Inc.	1,119,194	2,172,791
China Merchants Bank Co. Ltd. - Class H	312,507	1,794,342
FirstRand Ltd.	406,028	2,413,389
Grupo Cibest SA - ADR	26,592	2,112,203
HDFC Bank Ltd. - ADR	138,596	3,579,935
Itau Unibanco Holding SA - ADR	288,402	2,356,244
OTP Bank Nyrt	15,522	2,292,693
Ping An Insurance Group Co. of China Ltd. - Class H	429,983	2,811,565
Power Finance Corp. Ltd.	203,840	915,299
Powszechna Kasa Oszczednosci Bank Polski SA	69,348	1,904,093
		24,599,002

Health Care - 2.3%
Cipla Ltd./India	78,780	1,221,045
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	64,286	1,289,551
Sino Biopharmaceutical Ltd.	1,078,000	609,166
		3,119,762

Industrials - 11.6%
AirTAC International Group	44,952	1,905,448
Contemporary Amperex Technology Co. Ltd. - Class A	51,408	2,988,325
HD Hyundai Electric Co. Ltd.	3,758	2,410,686
Shenzhen Inovance Technology Co. Ltd. - Class A	151,525	1,485,864
Sungrow Power Supply Company Ltd. - Class A	50,655	1,188,502
Techtronic Industries Co. Ltd.	114,532	1,905,991
WEG SA	229,657	2,086,901

Weichai Power Co. Ltd. - Class H	415,936		1,824,538
			15,796,255

Information Technology - 46.0% (c)
Accton Technology Corp.	61,000		4,865,492
Advanced Micro-Fabrication Equipment, Inc. China - Class A	81,300		5,658,001
ASE Technology Holding Co. Ltd.	102,618		2,290,081
Delta Electronics, Inc.	77,146		4,845,061
Infosys Ltd. - ADR	63,548		666,619
Lenovo Group Ltd.	541,195		1,605,890
Samsung Electro-Mechanics Co. Ltd.	2,617		3,790,043
Samsung Electronics Co. Ltd.	76,746		17,029,726
Silergy Corp.	130,000		2,484,845
SK Hynix, Inc.	1,437		2,535,705
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	35,050		16,738,828
			62,510,291

Materials - 1.1%
Sociedad Quimica y Minera de Chile SA - ADR	19,390		1,435,636

Utilities - 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	260,061		1,496,700
TOTAL COMMON STOCKS (Cost $87,662,753)			133,801,451

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares		Value
Real Estate - 0.7%
Prologis Property Mexico SAB de CV	211,242		912,010
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $693,177)			912,010

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (d)	947,998		947,998
TOTAL MONEY MARKET FUNDS (Cost $947,998)			947,998

TOTAL INVESTMENTS - 99.9% (Cost $89,303,928)			135,661,459
Other Assets in Excess of Liabilities - 0.1%		0.00102	138,870
TOTAL NET ASSETS - 100.0%			$ 135,800,329

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PCL - Public Company Limited
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $2,284,101 or 1.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Boston Common ESG Impact Emerging Markets Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 36,589,639	$ 97,211,812	$ –	$ 133,801,451
Real Estate Investment Trusts	912,010	–	–	912,010
Money Market Funds	947,998	–	–	947,998
Total Investments	$ 38,449,647	$ 97,211,812	$ –	$ 135,661,459

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2026 (Unaudited)
(% of Net Assets)
Taiwan	$ 30,644,910	22.6%
South Korea	27,243,040	20.1
China	25,562,137	18.8
India	14,045,352	10.2
South Africa	7,539,145	5.6
Brazil	7,140,013	5.2
Hong Kong	6,345,767	4.6
Poland	2,754,492	2.0
Hungary	2,292,693	1.7
Philippines	2,172,791	1.6
Colombia	2,112,203	1.6
Mexico	1,726,450	1.3
Uruguay	1,627,797	1.2
Thailand	1,562,198	1.2
Chile	1,435,636	1.1
Singapore	508,837	0.4
United States	947,998	0.7
Other Assets in Excess of Liabilities	138,870	0.1
	$ 135,800,329	100.0%